Fair Value of Retained Interests (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Annual prepayment rate:
Impact of 10% adverse change	₨ 1.7	$ 0.0	₨ 2.4
Impact of 20% adverse change	3.3	0.0	4.6
Expected credit losses:
Impact of 10% adverse change	2.3	0.0	3.1
Impact of 20% adverse change	₨ 4.5	$ 0.1	₨ 6.2